Taxation - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets
Impairment of long-lived assets	¥ 8,228	$ 1,149	¥ 7,611
Allowance for credit losses	2,451	342	2,558
Net operation loss	5,554	775	728
Others	105	15	226
Total deferred tax assets	16,338	2,281	11,123
Net off against deferred tax liabilities	(7)	(1)	(132)
Total net deferred tax assets	16,331	2,280	10,991
Deferred tax liabilities
Fair value change gain	7	1	132
Net off against deferred tax assets	(7)	(1)	(132)
Net deferred tax liabilities